Schedule of Investments (unaudited) March 31, 2019	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.2%

Aerospace & Defense — 2.2%
Boeing Co. (The)	10,688	$4,076,617

Automobiles — 0.8%
Tesla, Inc.(a)(b)	5,139	1,438,201

Banks — 0.4%
First Republic Bank	7,250	728,335

Beverages — 2.5%
Constellation Brands, Inc., Class A	26,827	4,703,578

Biotechnology — 1.2%
Vertex Pharmaceuticals, Inc.(b)	12,460	2,292,017

Capital Markets — 3.5%
CME Group, Inc.	17,262	2,840,980
S&P Global, Inc.	17,824	3,752,843

		6,593,823

Chemicals — 1.6%
Linde plc	1,590	279,729
Sherwin-Williams Co. (The)	6,174	2,659,203

		2,938,932

Construction Materials — 1.2%
Vulcan Materials Co.	19,531	2,312,470

Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies, Inc.(b)	12,829	1,118,689

Entertainment — 4.6%(b)
Electronic Arts, Inc.	27,928	2,838,322
Netflix, Inc.	16,062	5,727,067

		8,565,389

Equity Real Estate Investment Trusts (REITs) — 1.7%
SBA Communications Corp.(b)	16,185	3,231,497

Health Care Equipment & Supplies — 7.5%
Align Technology, Inc.(b)	14,259	4,054,262
Becton Dickinson and Co.	12,465	3,112,884
Boston Scientific Corp.(b)	92,997	3,569,225
Intuitive Surgical, Inc.(b)	5,467	3,119,361

		13,855,732

Health Care Providers & Services — 4.3%
Centene Corp.(b)	47,052	2,498,461
UnitedHealth Group, Inc.	22,468	5,555,438

		8,053,899

Hotels, Restaurants & Leisure — 1.3%
Domino’s Pizza, Inc.	9,306	2,401,879

Security	Shares	Value

Industrial Conglomerates — 2.4%
Honeywell International, Inc.	11,474	$1,823,448
Roper Technologies, Inc.	7,482	2,558,620

		4,382,068

Interactive Media & Services — 8.3%
Alphabet, Inc., Class A(b)	5,034	5,924,464
Facebook, Inc., Class A(b)	12,727	2,121,464
IAC/InterActiveCorp(b)	11,337	2,382,017
Tencent Holdings Ltd.	110,000	5,058,658

		15,486,603

Internet & Direct Marketing Retail — 12.5%
Alibaba Group Holding Ltd., ADR(b)	8,935	1,630,190
Amazon.com, Inc.(b)	9,365	16,676,724
Booking Holdings, Inc.(b)	589	1,027,752
MercadoLibre, Inc.	7,597	3,857,225

		23,191,891

IT Services — 10.7%
Mastercard, Inc., Class A	32,274	7,598,913
PayPal Holdings, Inc.(b)	32,568	3,381,861
Visa, Inc., Class A	56,398	8,808,804

		19,789,578

Life Sciences Tools & Services — 2.1%(b)
Illumina, Inc.	8,997	2,795,278
IQVIA Holdings, Inc.	7,697	1,107,213

		3,902,491

Machinery — 1.2%
Xylem, Inc.(a)	27,109	2,142,695

Pharmaceuticals — 1.9%
Novartis AG, ADR	17,507	1,683,123
Zoetis, Inc.	17,490	1,760,718

		3,443,841

Professional Services — 3.4%
CoStar Group, Inc.(b)	10,433	4,866,160
TransUnion	21,147	1,413,465

		6,279,625

Road & Rail — 1.7%
Union Pacific Corp.	18,599	3,109,753

Semiconductors & Semiconductor Equipment — 3.6%
ASML Holding NV (Registered), NYRS(a)	18,702	3,516,911
NVIDIA Corp.	8,084	1,451,563
Xilinx, Inc.	13,954	1,769,228

		6,737,702

Software — 16.4%
Adobe, Inc.(b)	17,459	4,652,649
Autodesk, Inc.(b)	15,305	2,384,825
Intuit, Inc.	18,514	4,839,745
Microsoft Corp.	71,600	8,444,504
PTC, Inc.(b)	9,923	914,702
salesforce.com, Inc.(b)	34,905	5,527,905
ServiceNow, Inc.(b)	15,386	3,792,495

		30,556,825

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 0.5%
Burlington Stores, Inc.(b)	6,006	$941,020

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	24,357	2,051,103

Total Common Stocks — 99.2% (Cost: $129,005,167)		184,326,253

Preferred Stocks — 0.7%(b)(c)(d)

Software — 0.7%
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $1,152,906)	188,076	1,194,283

Total Preferred Stocks — 0.7% (Cost: $1,152,906)		1,194,283

Total Long-Term Investments — 99.9% (Cost: $130,158,073)		185,520,536

Short-Term Securities — 3.2%(e)(g)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%	823,270	823,270
SL Liquidity Series, LLC, Money Market Series, 2.67%(f)	5,194,226	5,195,784

Total Short-Term Securities — 3.2% (Cost: $6,018,975)		6,019,054

Total Investments — 103.1% (Cost: $136,177,048)		191,539,590

Liabilities in Excess of Other Assets — (3.1)%		(5,788,870)

Net Assets — 100.0%		$185,750,720

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,194,283, representing 0.64% of its net assets as of period end, and an original cost of $1,152,906.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Capital Appreciation Portfolio

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,749,583	(2,926,313)	823,270	$823,270	$6,025		$—	$—
SL Liquidity Series, LLC, Money Market Series	4,608,561	585,665	5,194,226	5,195,784	2,383	(b)	(137)	178

				$6,019,054	$8,408		$(137)	$178

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipt

NYRS	New York Registered Shares

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Capital Appreciation Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$4,076,617	$—	$—	$4,076,617
Automobiles	1,438,201	—	—	1,438,201
Banks	728,335	—	—	728,335
Beverages	4,703,578	—	—	4,703,578
Biotechnology	2,292,017	—	—	2,292,017
Capital Markets	6,593,823	—	—	6,593,823
Chemicals	2,938,932	—	—	2,938,932
Construction Materials	2,312,470	—	—	2,312,470
Electronic Equipment, Instruments & Components	1,118,689	—	—	1,118,689
Entertainment	8,565,389	—	—	8,565,389
Equity Real Estate Investment Trusts (REITs)	3,231,497	—	—	3,231,497
Health Care Equipment & Supplies	13,855,732	—	—	13,855,732
Health Care Providers & Services	8,053,899	—	—	8,053,899
Hotels, Restaurants & Leisure	2,401,879	—	—	2,401,879
Industrial Conglomerates	4,382,068	—	—	4,382,068
Interactive Media & Services	10,427,945	5,058,658	—	15,486,603
Internet & Direct Marketing Retail	23,191,891	—	—	23,191,891
IT Services	19,789,578	—	—	19,789,578
Life Sciences Tools & Services	3,902,491	—	—	3,902,491
Machinery	2,142,695	—	—	2,142,695
Pharmaceuticals	3,443,841	—	—	3,443,841
Professional Services	6,279,625	—	—	6,279,625
Road & Rail	3,109,753	—	—	3,109,753
Semiconductors & Semiconductor Equipment	6,737,702	—	—	6,737,702
Software	30,556,825	—	—	30,556,825
Specialty Retail	941,020	—	—	941,020
Textiles, Apparel & Luxury Goods	2,051,103	—	—	2,051,103
Preferred Stocks	—	—	1,194,283	1,194,283
Short-Term Securities	823,270	—	—	823,270

Subtotal	$180,090,865	$5,058,658	$1,194,283	$186,343,806

Investments valued at NAV(a)				5,195,784

Total Investments				$191,539,590

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2019, there were no transfers between Level 1 and Level 2.

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